Total
Defiance Treasury Alternative Yield ETF
DEFIANCE TREASURY ALTERNATIVE YIELD ETF - FUND SUMMARY
Investment Objective
The Defiance Treasury Alternative Yield ETF (the “Fund”) seeks current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Defiance Treasury Alternative Yield ETF Defiance Treasury Alternative Yield ETF	[1]
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.75%
[1]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Defiance Treasury Alternative Yield ETF | Defiance Treasury Alternative Yield ETF | USD ($)	75	240

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to generate current income by:

(i)	investing in U.S. government securities, including U.S. Treasury bills, U.S. Treasury notes, and U.S. Treasury bonds (collectively, “Treasuries”) with a targeted portfolio duration of one year or less; and
(ii)	employing defined risk option strategies. These strategies include credit spreads, debit spreads, long calls, and long puts. To implement these risk strategies, the Fund will purchase and sell option contracts on selected exchange-traded Treasury funds (“Treasury ETFs”). The Fund will not invest directly in Treasury ETFs.

The Fund’s net asset holdings will generally be invested as follows:

●	2-5% Cash and cash equivalents.
●	80-100% Treasuries.
●	up to 100% in options contracts (using Treasuries as collateral).

For its options contract holdings, the Fund may invest up to 100% of its net assets using a combination of options strategies, subject to the following ranges:

●	0-50% in debit spreads, calendar spreads, diagonal spreads, and/or puts and calls on Treasury ETFs.
●	0% - 80% in credit spreads.

Defined Risk Options Strategies

The Fund’s investment strategy is primarily driven by its options strategies. The Fund will primarily invest in options strategies involving Treasury ETFs, allocating up to 50% of its net assets to long option positions, debit spreads, calendar spreads, and diagonal spreads (each, based on the net premium). The Fund will also allocate up to 80% of its net assets to credit spreads (using Treasury securities as collateral).

ZEGA Financial, LLC (“ZEGA”), the Fund’s investment sub-adviser, tactically implements these options strategies. ZEGA assesses Treasury ETF options pricing against current market conditions, heavily weighing factors such as interest rates, the shape of the yield curve (focusing on the longer end), and bond market volatility.

The Fund adopts a defined risk management approach to its options trading, meaning all options are covered. The Fund does not engage in uncovered (“naked”) options trading. Each options position is part of a defined risk strategy, either pairing two options to set clear boundaries for potential gains and losses from the outset or using long individual options. The maximum risk level for each option spread can range from 20% to 80%, depending on the options’ time to expiration. For individual long calls or puts, the risk is limited to the premium paid.

ZEGA constructs a portfolio for the Fund designed to reduce interest rate volatility by analyzing market data to determine the timing and levels for placing options trades. The Fund’s holdings may include bullish, bearish, or neutral credit and debit spreads, as well as long put and call options. When appropriate, the Fund can maintain positions with both bullish and bearish leanings.

The following outlines the differing options strategies that the Fund will implement based on ZEGA’s analyses.

●	Option Spread Strategies Overview: The Fund uses vertical spreads and calendar spreads, including diagonal spreads. Vertical spread (both credit and debit) strategies involve simultaneously buying and selling options of the same type (puts or calls) on Treasury ETFs with the same expiration date but at different exercise (“strike”) prices. The key distinction between a credit spread and a debit spread lies in the initial financial impact: credit spreads generate upfront income (a net credit), while debit spreads involve an upfront expense (a net debit). The Fund also employs calendar spreads where the short option expires prior to the long option. The exercise (“strike”) may be the same or different.

●	Vertical Credit Spreads: In this strategy, the Fund earns an initial income (net credit) because it sells an option at a higher premium and simultaneously buys another at a lower premium. The option sold is nearer to the current market price (“closer to the money”), whereas the option bought is further away. Typically, ZEGA resorts to credit spreads when it anticipates minimal movement in Treasury ETF prices, either stable or slightly fluctuating. This strategy leans towards a neutral stance with a hint of bullish or bearish potential.

The maximum profit for the Fund is the initial net credit received, while the maximum loss is calculated by subtracting the initial credit from the difference between the strike prices.

●	Vertical Debit Spreads: This strategy leads to an initial expense (net debit) for the Fund because it buys an option at a higher premium and sells another at a lower premium. Here, the option bought is nearer to the market price (“closer to the money”), while the option sold is more distant. ZEGA typically employs debit spreads when it holds a moderately positive or negative outlook on Treasury ETFs.

The Fund’s maximum profit is the difference between the strike prices minus the initial debit. In contrast, the maximum loss is confined to the initial debit paid.

●	Calendar/Diagonal Spreads: In this strategy, the Fund implements an options strategy involving long and short positions on the same asset (in this case, Treasury ETFs) with differing expiration dates. Ordinarily, the Fund purchases a contract with a longer-term expiration and sells one with a nearer-term expiration. When the strike prices vary, this is known as a diagonal spread. Calendar spreads maintain consistency by using the same type of option (put or call) for both positions.

●	Long Put Options Strategy Overview: The Fund may adopt a long put option strategy, particularly when ZEGA anticipates a decline in the price of a Treasury ETF—a bearish outlook. The risk associated with this strategy is confined to the premium paid for the option. This approach serves as a protective measure against potential drops in value while also offering the potential for profit if the ETF’s price indeed falls. The most significant gain achievable with this strategy is limited to the value of the underlying Treasury ETF dropping to zero.

●	Long Call Options Strategy Overview: The Fund might implement a long call option strategy when ZEGA foresees an increase in a Treasury ETF’s price—reflecting a bullish stance. The risk here is also restricted to the option’s premium. This strategy not only hedges against potential downside loss but also opens up opportunities for profit in the event of a price rise. Unlike the long put, the maximum gain for a long call is theoretically boundless, as the ETF’s price could climb indefinitely. However, the maximum loss remains limited to the premium paid for the option.

For more information on credit spreads, debit spreads, and options terminology, see the section of the Fund’s Prospectus titled “Additional Information About the Fund.”

ZEGA uses options spreads on Treasury ETFs, coupled with long put and call options strategies on Treasury ETFs, aiming for income generation and capital gains across different interest rate environments. The Fund seeks to earn income from favorable discrepancies between premiums at the start of options positions, and any beneficial movement of the underlying Treasury ETF prices relative to the options’ strike prices until expiration. This consolidated strategy seeks to generate income across a variety of interest rate scenarios, striving for a more stable and risk-adjusted performance.

All option positions held by the Fund are exchange-traded and collateralized with cash and cash equivalents (for example, Treasuries and money market fund shares)

Under normal market conditions, the Fund will invest at least 80% of its assets, plus borrowings for investment purposes, in Treasuries. In pursuing its options strategies, the Fund may also allocate up to 80% of its net assets to credit spreads. Concurrently, the Fund may invest up to 50% of its net assets to a combination of debit spreads, calendar spreads, diagonal spreads, and long calls and/or puts on Treasury ETFs. Collectively, the Fund’s total investment in options strategies will not exceed 100% of the Fund’s net assets.

The Fund is “non-diversified” for purposes of the 1940 Act, which means that the Fund may invest in fewer issuers at any one time than a diversified fund.

Principal Investment Risks
Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.defianceetfs.com.

Defiance Treasury Alternative Yield ETF | Risk Lose Money [Member]
As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance Treasury Alternative Yield ETF | Written Options Risk [Member]

Written Options Risk. The Fund will incur a loss as a result of writing (selling) options (also referred to as a short position) if the price of the written option instrument increases in value between the date the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction.). Because of the fund’s strategy of coupling written and purchased puts and call options with the same expiration date and different strike prices, the Fund expects that the maximum potential loss for the Fund for any given credit spread is equal to the difference between the strike prices minus any net premium received. Nonetheless, because up to 100% of the Fund’s portfolio may be subject to this risk - the value of an investment in the Fund – could decline significantly and without warning, including to zero.

Defiance Treasury Alternative Yield ETF | General Market Risk [Member]

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Defiance Treasury Alternative Yield ETF | Options Risk [Member]

Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

Defiance Treasury Alternative Yield ETF | Fixed Income Securities Risk [Member]

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter- term and higher rated securities.

Defiance Treasury Alternative Yield ETF | Interest Rate Risk [Member]

Interest Rate Risk. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a one-year duration would be expected to drop by approximately 1% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.

Defiance Treasury Alternative Yield ETF | Derivatives Risk [Member]

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include options. Depending on how the Fund uses derivatives and the relationship between the market value of the derivative and the underlying instrument, the use of derivatives could increase or decrease the Fund’s exposure to the risks of the underlying instrument. Using derivatives can have a leveraging effect if the Sub-Adviser is unable to set an appropriate spread between two options held by the Fund and increase Fund volatility. In that event, a small investment in derivatives could have a potentially large impact on the Fund’s performance. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations are not yet fully known and may not be known for some time.

Defiance Treasury Alternative Yield ETF | Credit Risk [Member]

Credit Risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

Defiance Treasury Alternative Yield ETF | ETF Risks [Member]
ETF Risks.
Defiance Treasury Alternative Yield ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Treasury Alternative Yield ETF | Cash Redemption Risk [Member]
○	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., options contracts). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used.

Defiance Treasury Alternative Yield ETF | Costs of Buying or Selling Shares [Member]
○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Treasury Alternative Yield ETF | Shares May Trade at Prices Other Than NAV [Member]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Defiance Treasury Alternative Yield ETF | Trading [Member]
○	Trading. Although Shares are listed on a national securities exchange, such as the The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Defiance Treasury Alternative Yield ETF | Implied Volatility Risk [Member]

Implied Volatility Risk. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Defiance Treasury Alternative Yield ETF | Leveraging Risk [Member]

Leveraging Risk. Derivative instruments held by the Fund involve inherent leverage, whereby small cash deposits allow the Fund to hold contracts with greater face value, which may magnify the Fund’s gains or losses. Adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative. In addition, the use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy redemption obligations.

Defiance Treasury Alternative Yield ETF | Liquidity Risk [Member]

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Defiance Treasury Alternative Yield ETF | Management and Strategy Risk [Member]

Management and Strategy Risk. The value of your investment depends on the judgment of the Sub-Adviser about the value and risks associated with its credit spread strategy, including its ability to correctly analyze the impact of volatility on the underlying equity indexes. The Sub-Adviser may be incorrect in its assessment of the potential rate of return of one or more credit spreads or may incorrectly forecast the outlook for an index or the markets in general with regard to whether make a credit put spread (bullish position) or a credit call spread (bearish position). The Sub-Adviser’s proprietary techniques to monitor the Fund’s credit spreads for potential exit triggers may not work as expected, thereby increasing the risks to the Fund of maintaining these positions through expiration. Like all managers, the Sub-Adviser activities are subject to operational risks, which may adversely impact the management of the Fund.

Defiance Treasury Alternative Yield ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Treasury Alternative Yield ETF | Risk Nondiversified Status [Member]

Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund will generally have up to 15 credit spreads at any given time, with up to 25% exposure to a single equity index credit spread. Investment in a limited number of equity indexes exposes the Fund to greater market risk and potential losses than if its assets were diversified among a greater number of indexes.

Defiance Treasury Alternative Yield ETF | Recent Market Events Risk [Member]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on their respective regions, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The wars in the Ukraine and in the Middle East have contributed to recent market volatility and may continue to do so.

Defiance Treasury Alternative Yield ETF | Regulatory Risk [Member]

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Defiance Treasury Alternative Yield ETF | U.S. Government Securities Risk [Member]

U.S. Government Securities Risk. U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.